Convertible Bonds	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 11 - Convertible Bonds

The Company has entered into a series of securities purchase agreements dated January31, 2011, May16, 2011 and June30, 2011 with certain investment funds, pursuant to which it has issued certain bonds for an aggregate principal amount of $18,000,000. Details of the convertible bonds issuance are as follows:

	First batch	Second batch	Third batch
Issue date	January31, 2011	May16, 2011	June 30, 2011
Principal amount	$ 4 million	$ 10 million	$ 4 million
Interest rate	6% per annum	6% per annum	6% per annum
Type	Unsecured convertible bond	Unsecured convertible bond	Unsecured convertible bond
Conversion Date	Within 3 years after issue date	Within 3 years after issue date	Within 3 years after issue date
Underlying share	Ordinary Share	Ordinary Share	Ordinary Share
Guaranteed interest rate at maturity	15% per annum	15% per annum	15%per annum
Conversion price	$ 0.8625 per share[1]	$ 1.04per share[1]	$ 1.04 per share[1]

Adjustments to conversion price
In the event of a share split, share dividends, reverse share split or similar transaction, the Conversion Price shall be automatically adjusted proportionately.

Upon the issuance of new share or other equity-linked instruments at a price lower than the then existing Conversion price or on terms more favourable, the Conversion price shall be automatically adjusted downward to the same prices as that of the new equity.

Number of shares convertible
Number of shares convertible = (Principle + 6% conversion interest compounded annually) / Conversion price If an IPO occurs on or before the eighteen (18) month anniversary of the closing date of the initial closing, no conversion interest shall be payable for the first 18 months period.

Payment condition when conversion right is not exercised until maturity date	On the maturity date the Company shall pay Guaranteed interest, calculated from initial issue date and compounded annually, on the then outstanding and unconverted principal amount.

Put option
In the event that an IPO has not been consummated on or prior to the two-year anniversary of the original issue date, the holder of note shall have the right exercisable for a thirty (30) day period following the two-year anniversary of the original issue date to require the Company to redeem with 15% interest rate per annum.

[1]The conversion price is adjusted by the bonus shares

	2015	2014
Current portion	$-	$27,375,750
Non-current portion	-	-

	$-	$27,375,750

The carrying amount of the convertible bonds at the balance sheet date is derived as follows:

Face value of convertible bonds	$-	$18,000,000
Loss on valuation of convertible bonds	-	9,375,750

	$-	$27,375,750
Loss on valuation of convertible bonds:
At beginning of year	$-	$9,219,551
Provided for the year	-	156,199

At end of year	$-	$9,375,750

As per the settlement agreement, the Company had issued 20,346 shares to the bonds holders for consideration of US$8,897,000 and remaining balance of the convertible bonds will be repaid by Master Kingdom.